Investment Strategy - T. Rowe Price Tax-Free Income Fund, Inc.	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective August 1, 2026, the T. Rowe Price Tax-Free Income Fund will change its name to the T. Rowe Price Core Municipal Bond Fund.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Subject to shareholder approval, the fund’s Board of Directors has approved changing the fund’s 80% investment policy to the following: “The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds whose income is exempt from regular federal income taxes.” If approved by shareholders, the new 80% investment policy is expected to become effective on August 1, 2026.

The fund also has a policy that up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax. Subject to shareholder approval, the fund’s Board of Directors has approved eliminating this policy. If approved by shareholders, the elimination of the alternative minimum tax policy is expected to become effective on August 1, 2026.

Because the change to the fund’s 80% investment policy and elimination of the alternative minimum tax policy require shareholder approval to become effective, the changes are being proposed for approval at a special shareholder meeting scheduled for June 25, 2026. All shareholders who held shares of the fund at the close of business on March 27, 2026, are eligible to vote on the proposed changes.

The proposed changes are intended to provide the fund with greater long-term flexibility in executing its investment program, align the policies with the fund’s new name, and reduce potential compliance risks for the fund, although the changes are not expected to substantially affect the way the fund is currently managed. Proxy materials for the special shareholder meeting describe the proposed changes and the rationale in greater detail. If either proposed change is not approved by shareholders, the name change will still become effective on August 1, 2026.

Although the fund may purchase securities of any maturity, the fund generally seeks longer-term municipal securities. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest up to 10% of its total assets in below investment-grade securities, known as “junk” bonds, including those with the lowest credit ratings.

T. Rowe Price’s active investment management approach emphasizes the value of in-depth fundamental credit research, diversification, and risk management practices. By using fundamental research, T. Rowe Price seeks to select investments for the fund’s portfolio based on its outlook for the different sectors of the tax-free municipal market (for example, T. Rowe Price may emphasize revenue bonds instead of state and local general obligation debt) and specific issuers or securities. The goal of this approach is to seek higher yields while taking a risk-conscious approach. Risk management practices include managing the fund’s duration (which is a measurement of the price sensitivity of a bond or bond fund to changes in interest rates), while also focusing on striking a balance between (i) investing more heavily in certain sectors or issuers and (ii) diversifying the fund’s investments across the broader municipal market.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds whose income is exempt from regular federal income taxes.